Acquisitions - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2016	Jun. 30, 2016
Business Acquisition [Line Items]
Net cash outflow		$ 1,810
Getrag Group Of Companies [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Net cash outflow		1,855
Cash acquired in business acquisition		136
Amortizable intangible assets, estimated useful life	15 years
Sales from acquired company		2,000
Net income from acquired company		$ 45
BOCO Group of Companies [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Telemotive AG [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%